COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 7. COMMITMENTS AND CONTINGENCIES

Underwriters Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $9,660,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. On November 16, 2022, Guggenheim agreed to waive its entitlement to the deferred underwriting commission of $3,767,400 to which it became entitled to upon completion of the Company’s Initial Public Offering, subject to the consummation of the Transaction. As a result, the Company derecognized the deferred underwriting fee payable of $3,767,400 and recorded $3,604,829 of the forgiveness of the deferred underwriting fee allocated to Public Shares to the carrying value of the shares of Class A common stock and the remaining balance of $162,571 was as a gain from extinguishment of liability for the portion allocated to warrant liabilities. As of December 31, 2022 and 2021, the deferred underwriting fee payable is $5,892,600 and $9,660,000, respectively.

On January 23, 2023, Wells Fargo agreed to waive its entitlement to the deferred underwriting commission of $4,636,800 to which it became entitled to upon completion of the Company’s Initial Public Offering, subject to the consummation of the Transaction. As a result, the Company during its quarter ended March 31, 2023 derecognized the deferred underwriting fee payable of $4,636,800 and will record $4,436,713 of the forgiveness of the deferred underwriting fee allocated to Public Shares to the carrying value of the shares of Class A common stock and the remaining balance of $200,087 was as a gain from extinguishment of liability for the portion allocated to warrant liabilities. As a result, the balance of the deferred underwriting fee payable will be $1,255,800.

Registration Rights

The holders of the founder shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement to be signed in connection with the Company’s IPO. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.

Business Combination Agreement

On December 12, 2022, the Company entered into a business combination agreement (the “Business Combination Agreement”) by and among the Company, Priveterra Merger Sub, Inc., a Delaware corporation (“Merger Sub”), and AEON Biopharma, Inc., a Delaware corporation (“AEON”). The Business Combination Agreement provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into AEON, with AEON surviving as a wholly owned subsidiary of the Company (the “Merger”). Upon the closing of the Merger (the “Closing”), the Company will change its name to “AEON Biopharma, Inc.” The date on which the Closing actually occurs is hereinafter referred to as the “Closing Date.”

Pursuant to the Business Combination Agreement, at the effective time of the Merger, each option, whether vested or unvested, exercisable for AEON equity, and each RSU award representing the right to receive shares of AEON common stock, in each case, that is outstanding immediately prior to the effective time of the Merger shall be assumed by the Company and continue in full force and effect on the same terms and conditions as are currently applicable to such awards, subject to adjustments to the number of shares of Class A Common Stock subject to each award, and for options, adjustments to the exercise price.

Under the Business Combination Agreement, the Company will acquire all of the outstanding equity interests of AEON (including equity interests issued upon conversion of the outstanding convertible notes of AEON) in exchange for shares of the Company’s Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), based on an implied AEON equity value of $165,000,000, to be paid to AEON stockholders at the effective time of the Merger, except that 809,000 shares of the Company’s Class A Common Stock otherwise issuable as merger consideration shall be held back to satisfy the exercise of certain of AEON’s convertible notes upon the maturity thereof. For more information regarding the Business Combination Agreement, please see our Current Report on Form 8-K filed on December 12, 2022, and our registration statement Amendment No. 1 to Form S-4 filed on February 9, 2023.